Schedule of Conversion Options for Investors in Series C Preferred Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 6,430
Currently Convertible [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	2,710
Redemption Options Maturity Year 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	575
Redemption Options Maturity Year 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	309
Redemption Options Maturity Year 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	1,315
Redemption Options Maturity Year 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	206
Redemption Options Maturity Year 2029 and Thereafter [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 1,315